Property and Equipment (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation		$ 120,504	$ 15,320	$ 65,895
Lexington Kentucky [Member]
Payments to acquire real estate	$ 1,200,000